Subsequent Events - Additional Information (Details) - O 2026 A Dividends - USD ($) $ / shares in Units, $ in Millions	Apr. 24, 2026	Mar. 10, 2026
Scenario Forecast
Subsequent Event [Line Items]
Payment date expected for holders of ordinary shares and ADSs	Apr. 24, 2026
Subsequent Event
Subsequent Event [Line Items]
Dividend payable, declared date		Mar. 10, 2026
Amount of cash dividends		$ 23.5
Dividends payable, record date		Apr. 06, 2026
Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Dividends payable, per share		$ 0.15
American Depositary Shares | Subsequent Event
Subsequent Event [Line Items]
Dividends payable, per share		$ 0.1